LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS.
Schedule of long term investments

	Ownership
December 31,	Interest	2015	2014
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Seaway Crude Pipeline System	50.0%	3,251	2,782
Southern Access Extension Project	65.0%	713	263
Enbridge Rail (Philadelphia) L.L.C.	75.0%	168	7
Other	30.0% - 43.9%	69	58
Gas Distribution
Noverco Common Shares	38.9%	-	-
Gas Pipelines and Processing
Texas Express Pipeline	35.0%	515	442
Alliance Pipeline	50.0%	427	374
Aux Sable	42.7% - 50.0%	344	311
Vector Pipeline	60.0%	159	141
Offshore - various joint ventures	22.0% - 74.3%	479	429
Other	33.3% - 70.0%	12	10
Green Power and Transmission
Rampion offshore wind project[1]	24.9%	201	-
Other	24.9% - 50.0%	94	92
Eliminations and Other
Other	19.0% - 21.0%	27	22
OTHER LONG-TERM INVESTMENTS
Gas Distribution
Noverco Preferred Shares		359	323
Green Power and Transmission
Emerging Technologies and Other		54	55
Eliminations and Other
Enbridge Insurance (Barbados Oil) Limited		35	23
Enbridge (U.S.) Inc.		35	29
Other		66	47
		7,008	5,408

1	On November 4, 2015, Enbridge acquired a 24.9% equity interest in Rampion Offshore Wind Limited.

Summary of income statement of the entity's interest in unconsolidated equity investments of joint ventures

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Revenues	1,557	1,790
Commodity costs	(369)	(661)
Operating and administrative expense	(376)	(444)
Depreciation and amortization	(274)	(232)
Other income/(expense)	4	(1)
Interest expense	(67)	(84)
Earnings before income taxes	475	368

Summary of balance sheet of the entity's interest in unconsolidated equity investments of joint ventures

December 31,	2015	2014
(millions of Canadian dollars)
Current assets	389	472
Property, plant and equipment, net	6,602	5,214
Deferred amounts and other assets	40	34
Intangible assets, net	64	77
Goodwill	885	742
Current liabilities	(500)	(712)
Long-term debt	(854)	(811)
Other long-term liabilities	(167)	(85)
Net assets	6,459	4,931